CASH	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
CASH	3. CASH As of March 31, 2025, our cash balance was $133,829 and as of June 30, 2024 our cash balance was $745,991.	3. CASH As of June 30, 2024, our cash balance was $745,991 and as of June 30, 2023 our cash balance was $79.